Note 23 - Fair Value (Detail) - Financial Instruments, Prior Year (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial Assets:
Cash and cash equivalents	$ 99,601	$ 75,816	$ 73,538	$ 107,365
Cash and cash equivalents	99,601	75,816
FDIC insured bank certificates of deposit	2,927	4,432
Trading account securities	6	2
Trading account securities	6	2
Securities available for sale	353,678	342,184
Securities available for sale	353,678	342,184
Federal Home Loan Bank stock	7,266	7,266
Loans held for sale	2,921	349
Loans held for sale	2,921	349
Loans, net	942,422	962,890
Loans, net	930,354	944,756
Accrued interest receivable		4,531
Financial Liabilities:
Deposits	(1,241,401)	(1,220,542)
Deposits	(1,243,712)	(1,215,484)
Securities sold under agreements to repurchase and overnight borrowings	(42,785)	(46,784)
Securities sold under agreements to repurchase and overnight borrowings	(42,785)	(46,784)
Federal Home Loan Bank advances	(22,493)	(19,457)
Federal Home Loan Bank advances	(24,122)	(21,359)
Accrued interest payable		(762)
Subordinated debentures	(36,084)	(36,084)
Subordinated debentures	$ (36,093)	$ (36,488)